Note 11 - Other Borrowings - Other Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other borrowings	$ 8,803	$ 29,065
Minimum [Member]
Stated interest rate
Maximum [Member]
Stated interest rate
Fixed Rate Amortizing [Member]
Maturity range, minimum	Jul. 01, 2025
Maturity range, maximum	Oct. 01, 2028
Weighted-average interest rate	4.06%
Other borrowings	$ 555	20,817
Fixed Rate Amortizing [Member] | Minimum [Member]
Stated interest rate	4.02%
Fixed Rate Amortizing [Member] | Maximum [Member]
Stated interest rate	4.47%
Junior Subordinated Debt [Member]
Maturity range, minimum	Dec. 21, 2037
Maturity range, maximum	Dec. 21, 2037
Weighted-average interest rate	3.83%
Other borrowings	$ 8,248	$ 8,248
Junior Subordinated Debt [Member] | Minimum [Member]
Stated interest rate	3.05%
Junior Subordinated Debt [Member] | Maximum [Member]
Stated interest rate	4.19%